AVAILABLE FOR SALE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 185,148	$ 80,743
Accumulated net unrealized (loss)/gain	14,446	(7,087)	$ 1,268
Carrying value	199,594	73,656
Available-for sale securities impairment charge	(20,552)	0	$ 0
Share capital
Schedule of Available-for-sale Securities [Line Items]
Carrying value	164,500	0
Listed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	$ 35,100	49,900
Unlisted Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value		23,700		$ 25,900
Unlisted Securities [Member] | Second Lien Interest-Bearing Loan Notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value		$ 59,400